PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2019	Apr. 04, 2021	Mar. 29, 2020	Dec. 30, 2018	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 9,900	$ 7,000		$ 12,400	$ 19,000	$ 23,600	$ 24,600
Cost of goods sold		$ 173,941	$ 148,015	$ 800	$ 219,977	$ 411,595	$ 514,430	505,330
Net book value				500				500
Denver Plant
Property, Plant and Equipment [Line Items]
Net book value				$ 3,600				$ 3,600
Denver Plant | Disposal Group, Held-for-sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Sale of Denver Plant	$ 8,200
Gain on disposal	$ 4,600